Reconciliations of Basic and Diluted Earnings Per Equity Share and Earnings per American Depositary Shares (Detail)	12 Months Ended
	Mar. 31, 2019 ₨ / shares	Mar. 31, 2019 $ / shares	Mar. 31, 2018 ₨ / shares	Mar. 31, 2017 ₨ / shares
Earnings Per Share Disclosure [Line Items]
Basic earnings per share | (per share)	₨ 82.13	$ 1.19	₨ 69.18	₨ 55.23
Effect of potential equity shares for stock options outstanding | (per share)	0.82	0.01	0.89	0.66
Diluted earnings per share | (per share)	81.31	1.18	68.29	54.57
Basic earnings per share | (per share)	246.39	3.57	207.54	165.69
Diluted earnings per share | (per share)	243.93	3.54	204.87	163.71
American Depository Shares | Stock Compensation Plan
Earnings Per Share Disclosure [Line Items]
Effect of potential equity shares for stock options outstanding | (per share)	₨ 2.46	$ 0.03	₨ 2.67	₨ 1.98